INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2018	2017
Net loss for the year	$(5,771,550)	$(4,875,261)

Expected income tax (recovery)	$(1,558,000)	$(1,268,000)
Change instatutory, foreign tax, foreign exchange rates and other	(507,000)	(52,000)
Permanent differences	611,000	686,000
Share issue cost	(425,000)	(199,000)
Adjustment to prior years provision versus statutory tax returns	(15,000)	35,000
Change in unrecognized deductible temporary differences	1,894,000	798,000
Total income taxexpense (recovery)	$-	$-

Disclosure of deferred taxes [Table Text Block]
	2018	2017
Deferred tax assets (liabilities)
Exploration and evaluation assets	$506,000	$(246,000)
Property and equipment	41,000	(4,000)
Share issue costs	576,000	333,000
Non-capital losses available for future period	1,995,000	1,141,000
Unrecognized deferred tax assets	(3,118,000)	(1,224,000)
Net deferred tax assets (liabilities)	$-	$-